Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per common share - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2021
Class A [Member]
Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per common share [Line Items]
Allocation of net income (loss), as adjusted	$ 3,359,838	$ 7,977,656
Basic and diluted weighted average stock outstanding (in Shares)	34,500,000	28,434,066
Basic and diluted net income (loss) per common share	$ 0.1	$ 0.28
Class B [Member]
Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per common share [Line Items]
Allocation of net income (loss), as adjusted	$ 839,960	$ 2,364,392
Basic and diluted weighted average stock outstanding (in Shares)	8,625,000	8,427,198
Basic and diluted net income (loss) per common share	$ 0.1	$ 0.28